Financial instruments (Details 12) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Financial instruments [Line Items]
Tax ID No.	96,529,340-k		Oman
Country	Jordan	[1]	United States
Notional amount	$ 16,796		$ 1,039,755
Non-current maturities	300,000		1,039,755
Borrowing costs	(1,651)		(8,248)
Total	$ 68,870		1,031,507
Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Tax ID No.	93,007,000-9
Company	SQM.S.A.
Country	Chile
Tax ID No.	0-E
Financial institution	Scotiabank Cayman
Country	USA
Currency or adjustment index	US$
Repayment	Upon maturity
Effective rate	3.60%
Nominal rate	3.98%
Notional amount	$ 0
Borrowing costs	0
Between 1 year to 2 [member]
Financial instruments [Line Items]
Notional amount	0		250,000
Non-current maturities	0		250,000
Between 2 years to 3 [member]
Financial instruments [Line Items]
Notional amount	0		0
Non-current maturities	0		$ 0
Between 3 Years to 4 [member]
Financial instruments [Line Items]
Notional amount	70,000
Non-current maturities	$ 70,000
Non current bonds issued [Member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Tax ID No.	93,007,000-9
Company	SQM.S.A.
Country	Chile
Tax ID No.	0-E
Financial institution	Scotiabank Cayman
Country	USA
Currency or adjustment index	USD
Repayment	Maturity
Effective rate	3.98%
Nominal rate	3.98%
Notional amount	$ 70,000
Non-current maturities	70,000
Borrowing costs	(1,130)
Total	68,870
Non current bonds issued [Member] | Between 1 year to 2 [member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Non-current maturities	0
Non current bonds issued [Member] | Between 2 years to 3 [member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Notional amount	0
Non-current maturities	0
Non current bonds issued [Member] | Between 3 Years to 4 [member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Notional amount	70,000
Non-current maturities	$ 70,000

[1]	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL